Annual Total Returns - Fidelity® Value Factor ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Value Factor ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Value Factor ETF-Default
Bar Chart Table:
Annual Return 2017	21.90%
Annual Return 2018	(7.08%)
Annual Return 2019	29.54%